Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STERLING CAPITAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2014
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL CORPORATE FUND

SUPPLEMENT DATED MAY 7, 2014 TO THE

STERLING CAPITAL FUNDS CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS

DATED FEBRUARY 1, 2014, AS AMENDED

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds’ Class A, Class B and Class C Shares Prospectus (the “Prospectus”), dated February 1, 2014, as amended, with respect to the Sterling Capital Corporate Fund (the “Fund”).

Change in Investment Strategies and Risks

Effective immediately, the first paragraph of the Fund’s “Principal Strategy” section is replaced with the following:

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of corporate debt securities, including corporate bonds, notes and debentures. The Fund may invest in (i) bonds issued or guaranteed by the U.S. government or its agencies and instrumentalities; (ii) preferred stock; (iii) debt securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded over the counter; and (iv) Yankee bonds, which are U.S.-dollar denominated bonds and notes issued by foreign corporations or governments. The Fund may invest up to 20% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies. The remainder of the Fund’s corporate debt securities will typically be denominated in U.S. dollars and be investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or determined by the portfolio manager to be of comparable quality).

The last sentence of the second paragraph of the Fund’s “Principal Strategy” section is replaced with the following: “The Fund’s average duration is expected to be between 3 and 7 years.”

Effective immediately, the following is added to the Fund’s “Principal Risks” section:

Yankee Bond Risk. Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

Average Annual Total Returns

Effective immediately, the Fund’s Average Annual Total Returns table is replaced with the following:

Average Annual Total Returns as of December 31, 2013[1]

	1 Year	Since Inception
Institutional Shares[1]		(2/1/13)
Return Before Taxes	-0.82%	4.73%
Return After Taxes on Distributions	-2.53%	3.11%
Return After Taxes on Distributions and Sale of Fund Shares	-0.27%	3.06%

Barclays U.S. Intermediate Corporate Index[2]	0.08%	4.38%
(reflects no deductions for fees, expenses, or taxes)
Barclays U.S. Corporate Investment Grade Index		(6/30/11)
(reflects no deductions for fees, expenses, or taxes)	-1.53%	5.14%

1	Class A Shares and Class C Shares commenced operations on February 1, 2013. Because Class A Shares and Class C Shares do not have a full calendar year of performance, the performance shown is that of Class S Shares of the Fund which were redesignated as Institutional Shares as of February 1, 2013. Class A Shares and Class C Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.
2	As of May 7, 2014, the primary benchmark for the Fund changed from the Barclays U.S. Corporate Investment Grade Index to the Barclays U.S. Intermediate Corporate Index (the “New Benchmark”), as the New Benchmark was determined to better represent the Fund’s investment strategy for comparison purposes.

STERLING CAPITAL CORPORATE FUND

SUPPLEMENT DATED MAY 7, 2014 TO THE

STERLING CAPITAL FUNDS INSTITUTIONAL AND R SHARES PROSPECTUS

DATED FEBRUARY 1, 2014, AS AMENDED

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds’ Institutional and R Shares Prospectus (the “Prospectus”), dated February 1, 2014, as amended, with respect to the Sterling Capital Corporate Fund (the “Fund”).

Change in Investment Strategies and Risks

Effective immediately, the first paragraph of the Fund’s “Principal Strategy” section is replaced with the following:

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of corporate debt securities, including corporate bonds, notes and debentures. The Fund may invest in (i) bonds issued or guaranteed by the U.S. government or its agencies and instrumentalities; (ii) preferred stock; (iii) debt securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded over the counter; and (iv) Yankee bonds, which are U.S.-dollar denominated bonds and notes issued by foreign corporations or governments. The Fund may invest up to 20% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies. The remainder of the Fund’s corporate debt securities will typically be denominated in U.S. dollars and be investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or determined by the portfolio manager to be of comparable quality).

The last sentence of the second paragraph of the Fund’s “Principal Strategy” section is replaced with the following: “The Fund’s average duration is expected to be between 3 and 7 years.”

Effective immediately, the following is added to the Fund’s “Principal Risks” section:

Yankee Bond Risk. Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

Average Annual Total Returns

Effective immediately, the Fund’s Average Annual Total Returns table is replaced with the following:

Average Annual Total Returns as of December 31, 2013[1]

	1 Year	Since Inception
Institutional Shares[1]		(2/1/13)
Return Before Taxes	-0.82%	4.73%
Return After Taxes on Distributions	-2.53%	3.11%
Return After Taxes on Distributions and Sale of Fund Shares	-0.27%	3.06%

Barclays U.S. Intermediate Corporate Index[2]	0.08%	4.38%
(reflects no deductions for fees, expenses, or taxes)
Barclays U.S. Corporate Investment Grade Index		(6/30/11)
(reflects no deductions for fees, expenses, or taxes)	-1.53%	5.14%

1	Performance for Institutional Shares prior to February 1, 2013 is based on the performance of Class S Shares of the Fund, which were redesignated as Institutional Shares as of February 1, 2013.
2	As of May 7, 2014, the primary benchmark for the Fund changed from the Barclays U.S. Corporate Investment Grade Index to the Barclays U.S. Intermediate Corporate Index (the “New Benchmark”), as the New Benchmark was determined to better represent the Fund’s investment strategy for comparison purposes.

Sterling Capital Corporate Fund | Class A, C and Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL CORPORATE FUND

SUPPLEMENT DATED MAY 7, 2014 TO THE

STERLING CAPITAL FUNDS CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS

DATED FEBRUARY 1, 2014, AS AMENDED

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds’ Class A, Class B and Class C Shares Prospectus (the “Prospectus”), dated February 1, 2014, as amended, with respect to the Sterling Capital Corporate Fund (the “Fund”).

Change in Investment Strategies and Risks

Effective immediately, the first paragraph of the Fund’s “Principal Strategy” section is replaced with the following:

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of corporate debt securities, including corporate bonds, notes and debentures. The Fund may invest in (i) bonds issued or guaranteed by the U.S. government or its agencies and instrumentalities; (ii) preferred stock; (iii) debt securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded over the counter; and (iv) Yankee bonds, which are U.S.-dollar denominated bonds and notes issued by foreign corporations or governments. The Fund may invest up to 20% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies. The remainder of the Fund’s corporate debt securities will typically be denominated in U.S. dollars and be investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or determined by the portfolio manager to be of comparable quality).

The last sentence of the second paragraph of the Fund’s “Principal Strategy” section is replaced with the following: “The Fund’s average duration is expected to be between 3 and 7 years.”

Effective immediately, the following is added to the Fund’s “Principal Risks” section:

Yankee Bond Risk. Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

Average Annual Total Returns

Effective immediately, the Fund’s Average Annual Total Returns table is replaced with the following:

Average Annual Total Returns as of December 31, 2013[1]

	1 Year	Since Inception
Institutional Shares[1]		(2/1/13)
Return Before Taxes	-0.82%	4.73%
Return After Taxes on Distributions	-2.53%	3.11%
Return After Taxes on Distributions and Sale of Fund Shares	-0.27%	3.06%

Barclays U.S. Intermediate Corporate Index[2]	0.08%	4.38%
(reflects no deductions for fees, expenses, or taxes)
Barclays U.S. Corporate Investment Grade Index		(6/30/11)
(reflects no deductions for fees, expenses, or taxes)	-1.53%	5.14%

1	Class A Shares and Class C Shares commenced operations on February 1, 2013. Because Class A Shares and Class C Shares do not have a full calendar year of performance, the performance shown is that of Class S Shares of the Fund which were redesignated as Institutional Shares as of February 1, 2013. Class A Shares and Class C Shares and Institutional Shares of the Fund would have substantially similar performance because the Shares are invested in the same portfolio of securities and the performance would differ only to the extent that the Classes have different expenses.
2	As of May 7, 2014, the primary benchmark for the Fund changed from the Barclays U.S. Corporate Investment Grade Index to the Barclays U.S. Intermediate Corporate Index (the “New Benchmark”), as the New Benchmark was determined to better represent the Fund’s investment strategy for comparison purposes.

Sterling Capital Corporate Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	scf_SupplementTextBlock

STERLING CAPITAL CORPORATE FUND

SUPPLEMENT DATED MAY 7, 2014 TO THE

STERLING CAPITAL FUNDS INSTITUTIONAL AND R SHARES PROSPECTUS

DATED FEBRUARY 1, 2014, AS AMENDED

This Supplement provides the following amended and supplemental information and supersedes any information to the contrary in the Sterling Capital Funds’ Institutional and R Shares Prospectus (the “Prospectus”), dated February 1, 2014, as amended, with respect to the Sterling Capital Corporate Fund (the “Fund”).

Change in Investment Strategies and Risks

Effective immediately, the first paragraph of the Fund’s “Principal Strategy” section is replaced with the following:

To pursue its investment objective, the Fund will invest, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in a diversified portfolio of corporate debt securities, including corporate bonds, notes and debentures. The Fund may invest in (i) bonds issued or guaranteed by the U.S. government or its agencies and instrumentalities; (ii) preferred stock; (iii) debt securities that are sold in private placement transactions between their issuers and their purchasers and that are neither listed on an exchange or traded over the counter; and (iv) Yankee bonds, which are U.S.-dollar denominated bonds and notes issued by foreign corporations or governments. The Fund may invest up to 20% of its total assets in bonds that are below investment grade, which are commonly referred to as “high yield” or “junk” bonds. The Fund may invest up to 10% of its total assets in securities denominated in foreign currencies. The remainder of the Fund’s corporate debt securities will typically be denominated in U.S. dollars and be investment grade (i.e., rated at the time of purchase in one of the four highest rating categories by a nationally recognized statistical rating organization, or determined by the portfolio manager to be of comparable quality).

The last sentence of the second paragraph of the Fund’s “Principal Strategy” section is replaced with the following: “The Fund’s average duration is expected to be between 3 and 7 years.”

Effective immediately, the following is added to the Fund’s “Principal Risks” section:

Yankee Bond Risk. Yankee bonds are subject to the same risks as other debt issues, notably credit risk, market risk, currency and liquidity risk. Other risks include adverse political and economic developments; the extent and quality of government regulations of financial markets and institutions; the imposition of foreign withholding taxes; and the expropriation or nationalization of foreign issuers.

Average Annual Total Returns

Effective immediately, the Fund’s Average Annual Total Returns table is replaced with the following:

Average Annual Total Returns as of December 31, 2013[1]

	1 Year	Since Inception
Institutional Shares[1]		(2/1/13)
Return Before Taxes	-0.82%	4.73%
Return After Taxes on Distributions	-2.53%	3.11%
Return After Taxes on Distributions and Sale of Fund Shares	-0.27%	3.06%

Barclays U.S. Intermediate Corporate Index[2]	0.08%	4.38%
(reflects no deductions for fees, expenses, or taxes)
Barclays U.S. Corporate Investment Grade Index		(6/30/11)
(reflects no deductions for fees, expenses, or taxes)	-1.53%	5.14%

1	Performance for Institutional Shares prior to February 1, 2013 is based on the performance of Class S Shares of the Fund, which were redesignated as Institutional Shares as of February 1, 2013.
2	As of May 7, 2014, the primary benchmark for the Fund changed from the Barclays U.S. Corporate Investment Grade Index to the Barclays U.S. Intermediate Corporate Index (the “New Benchmark”), as the New Benchmark was determined to better represent the Fund’s investment strategy for comparison purposes.